CUSTOMER INFORMATION (Details)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item
CUSTOMER INFORMATION
Number of customers who accounted for 10% or more of net revenue	0	0	0
A
Customer Information
Concentration of risk (as a percent)	66.47%
B
Customer Information
Concentration of risk (as a percent)	12.91%	24.41%
Number of television series' to be distributed and revenues collected by customer	1
C
Customer Information
Concentration of risk (as a percent)		37.30%